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                       SUPPLEMENT DATED JANUARY 20, 2003
                                      TO
                  MONY AMERICA VARIABLE ACCOUNT A PROSPECTUS
                               DATED MAY 1, 2002

                                   Issued by
                    MONY Life Insurance Company of America

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

   Effective November 29, 2002, for the Enterprise Equity Income Subaccount, the name of the subadviser to Enterprise Capital Management, Inc. has changed from 1740 Advisers, Inc. to Boston Advisors, Inc.

      Registration No. 333-72632        Form No. 14542 SL (Supp 1/20/03)
      Registration No. 333-59717        Form No. 14426 SL (Supp 1/20/03)
      Registration No. 33-20453         Form No. 14520 SL (Supp 1/20/03)
                                        Form No. 14552 SA (Supp 1/20/03)
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